UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.7%

	Shares	Value

CONSUMER DISCRETIONARY — 16.8%
Cinemark Holdings	41,625	$933,649
H&R Block	37,600	651,608
Hasbro	25,525	974,289
Leggett & Platt	39,195	981,835
Meredith	27,005	945,175
National CineMedia	59,765	978,353

		5,464,909

CONSUMER STAPLES — 7.6%
ConAgra Foods	35,345	975,169
HJ Heinz	17,055	954,227
Unilever ADR	14,775	539,583

		2,468,979

ENERGY — 16.8%
Alliance Resource Partners (A)	12,995	779,050
Baytex Energy	10,145	481,279
Boardwalk Pipeline Partners (A)	22,930	639,747
Canadian Oil Sands	44,630	953,743
ConocoPhillips	16,705	955,192
Enbridge Energy Partners (A)	34,080	1,003,315
PVR Partners (A)	25,110	637,292

		5,449,618

FINANCIALS — 13.5%
Arthur J Gallagher	17,605	630,611
FNB	83,545	936,540
Hospitality Properties Trust REIT	40,355	959,642
People’s United Financial	52,470	636,986
Plum Creek Timber REIT	21,610	947,382
Rayonier REIT	5,600	274,456

		4,385,617

HEALTH CARE — 6.5%
Abbott Laboratories	3,275	224,534
GlaxoSmithKline ADR	20,460	946,070
Merck	21,160	954,316

		2,124,920

INDUSTRIALS — 5.9%
Eaton	13,675	646,281
Exelis	31,120	321,781
Lockheed Martin	10,320	963,681

		1,931,743

INFORMATION TECHNOLOGY — 8.8%
CA	37,045	954,464
Intel	42,060	953,921
Seagate Technology	30,765	953,715

		2,862,100

1

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 18.1%
Cliffs Natural Resources	16,160	$632,341
EI du Pont de Nemours	18,860	948,092
Freeport-McMoRan Copper & Gold	24,245	959,617
LyondellBasell Industries, Cl A	12,545	648,075
Nucor	25,005	956,691
RPM International	22,035	628,879
Sonoco Products	36,095	1,118,584

		5,892,279

TELECOMMUNICATION SERVICES — 0.7%
AT&T	5,695	214,701

TOTAL COMMON STOCK (Cost $29,391,292)		30,794,866

SHORT-TERM INVESTMENT — 6.9%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $2,243,611)	2,243,611	2,243,611

TOTAL INVESTMENTS — 101.6% (Cost $31,634,903)†		$33,038,477

Percentages are based on Net Assets of $32,514,443.

(A)	Securities considered Master Limited Partnership. At September 30, 2012, these securities amounted to $3,059,404 or 9.4% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of September 30, 2012.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

†	At September 30, 2012, the tax basis cost of the Fund’s investments was $31,634,903, and the unrealized appreciation and depreciation were $1,690,580 and $(287,006) respectively.

As of September 30, 2012, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the quarter ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

HCM-QH-001-0200

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: 11/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: 11/27/12

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: 11/27/12